Document and Entity Information	May 21, 2024
Entity
Document Type	8-K
Document Period End Date	May 21, 2024
Entity Registrant Name	Allegion plc
Entity Incorporation State Country Code	L2
Entity File Number	001-35971
Entity Tax Identification Number	98-1108930
Entity Address Address Line 1	Block D
Entity Address Address Line 2	Iveagh Court
Entity Address Address Line 3	Harcourt Road
Entity Address City Or Town	Dublin 2
Entity Address Country	IE
Entity Address Postal Zip Code	D02 VH94
Country Region	353
City Area Code	1
Local Phone Number	2546200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001579241
Amendment Flag	false
Common Stock [Member]
Entity
Security 12b Title	Ordinary shares, par value $0.01 per share
Trading Symbol	ALLE
Security Exchange Name	NYSE
3.500% Senior Notes due 2029 [Member]
Entity
Security 12b Title	3.500% Senior Notes due 2029
Trading Symbol	ALLE 3 1⁄2
Security Exchange Name	NYSE